Description of the Business (Details) $ / shares in Units, $ in Thousands	Mar. 08, 2022 USD ($)	Sep. 30, 2023 USD ($) plant	Jun. 30, 2023 USD ($) plant	Mar. 31, 2023 USD ($) plant	Dec. 31, 2022 USD ($)	Dec. 07, 2022 USD ($) $ / shares	Sep. 30, 2022 plant	Jun. 30, 2022 plant	Mar. 31, 2022 plant
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Purchase price	$ 1,800,000
Minimum closing cash condition	$ 250,000					$ 230,000
Sale of stock price (usd per share) | $ / shares						$ 10.00
Commercial plants operated | plant			3	3				2	2
Other accrued liabilities		$ (6,049)	$ (3,639)	$ (4,143)	$ (4,502)
Warrants		$ 9,636	$ 8,422	$ 9,919	4,108
CHINA
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commercial plants operated | plant		4					3
INDIA
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Commercial plants operated | plant		1
Reclassification Of Warrants On Preferred Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other accrued liabilities					2,119
Warrants					$ 2,119